Pensions (Details) - Narrative $ in Millions		12 Months Ended
	Mar. 29, 2018 pensionPlan	Dec. 31, 2021 USD ($) pensionPlan	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Number of defined benefit pension plans acquired | pensionPlan	2
Number of non-US noncontributory defined benefit pension plans sponsored | pensionPlan		2
Amount of defined contribution		$ 1.3	$ 1.8	$ 1.9
Defined Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at end of period		172.9	184.0	169.0
Fair value of plan assets at end of period		172.9	184.0	$ 169.3
Interest (credit) / cost		(0.2)	0.9
Expected return on plan assets		0.2	(0.9)
Benefit cost		$ 0.0	$ 0.0